CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Number of variable interest entities	14
Estimated residual values of leased property (un-guaranteed)	$ 352,328,000	$ 370,379,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	92,100,000
Unearned lease income	32,400,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	51,900,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	12
Carrying value of vessels	537,100,000
Outstanding loan balance	386,600,000
Outstanding loan balance, current portion	$ 29,400,000